Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance	$ 15,000	$ 0	$ 3,818
Convertible Preferred Stock, Par Value (in dollars per share)	$ 0.00067	$ 0.00067	$ 0.00067
Convertible Preferred Stock, Shares Authorized (in shares)	50,000,000	50,000,000	50,000,000
Convertible Preferred Stock, Shares Issued (in shares)	0	0	0
Convertible Preferred Stock, Shares Outstanding (in shares)	0	0	0
Common Stock, Par Value (in dollars per share)	$ 0.00067	$ 0.00067	$ 0.00067
Common Stock, Shares Authorized (in shares)	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued (in shares)	94,988,597	92,975,970	85,648,015